Income Taxes Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Deferred Tax Liabilities, Gross	$ 4,802	$ 4,355
Unrecognized Tax Benefits That Would Impact Effective Tax Rate, Ater Tax	554
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 1
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Other Information	0.6
Unrecognized Tax Benefits, Interest on Income Taxes Expense	$ 1
Income Tax Examination, Penalties and Interest Accrued	$ 6
Operating Loss Carryforwards, Expiration Date	Jan. 01, 2032
Net operating losses and alternative minimum tax credit	$ 380	155
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	596
Deferred Tax Assets, Valuation Allowance	118	121
Pending Tax Refund	530
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts	530
State	(35)	$ (51)	$ 86
Pennsylvania Constitution [Member]
Income Tax Contingency [Line Items]
State	46
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Contingencies	9
ETP Holdco and other corporate subsidiaries [Member]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	580
Corporate Subsidiaries [Member]
Income Tax Contingency [Line Items]
Net operating losses and alternative minimum tax credit	52
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	124
Net of federal tax [Member] | Pennsylvania Constitution [Member]
Income Tax Contingency [Line Items]
State	30
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Contingencies	$ 6
Minimum [Member] | Corporate Subsidiaries [Member]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards, Expiration Date	Jan. 01, 2017
Maximum [Member] | ETP Holdco and other corporate subsidiaries [Member]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2035
Maximum [Member] | Corporate Subsidiaries [Member]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2036